EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Dividend Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DIVIDEND PER SHARE
Declared dividend (in USD per share)	$ 4.42	$ 4.63	$ 0
Declared dividend for the year	$ 370.9	$ 378.7	$ 0.0
Dividends proposed (in USD per share)	$ 1.36	$ 0	$ 0
Dividends proposed	$ 126.3	$ 0.0	$ 0.0
Dividends recognised as distributions to shareholders (in USD per share)	$ 7.01	$ 2.04	$ 0
Dividend paid during the year	$ 586.4	$ 166.7	$ 0.0
Number of shares issued (in shares)	86,225,686	82,311,301	81,233,271
Number of treasury shares held (in shares)	493,371	493,371	493,371	493,400
Number of shares outstanding (in shares)	85,700,000	81,800,000	80,700,000